Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Leisure Portfolio
May 31, 2024
LEI-NPRT1-0724
1.802179.120
Common Stocks - 99.8%
	Shares	Value ($)
Beverages - 0.6%
Soft Drinks & Non-alcoholic Beverages - 0.6%
The Coca-Cola Co.	57,800	3,637,354
Consumer Staples Distribution & Retail - 1.3%
Food Distributors - 1.3%
U.S. Foods Holding Corp. (a)	159,200	8,410,536
Diversified Consumer Services - 0.9%
Specialized Consumer Services - 0.9%
OneSpaWorld Holdings Ltd. (a)	162,606	2,528,523
Service Corp. International	44,000	3,153,040
		5,681,563
Entertainment - 1.2%
Movies & Entertainment - 1.2%
TKO Group Holdings, Inc.	68,300	7,449,481
Financial Services - 0.1%
Transaction & Payment Processing Services - 0.1%
Toast, Inc. (a)(b)	28,300	685,709
Food Products - 0.9%
Packaged Foods & Meats - 0.9%
Lamb Weston Holdings, Inc.	64,000	5,650,560
Hotels, Restaurants & Leisure - 93.8%
Casinos & Gaming - 12.1%
Boyd Gaming Corp.	5,200	277,264
Caesars Entertainment, Inc. (a)	284,949	10,132,786
Churchill Downs, Inc.	99,996	12,949,482
Draftkings Holdings, Inc. (a)	82,600	2,901,738
Flutter Entertainment PLC (a)	56,600	10,891,781
Flutter Entertainment PLC (a)	5,000	960,450
Las Vegas Sands Corp.	341,000	15,355,230
MGM Resorts International (a)	53,200	2,137,044
Penn Entertainment, Inc. (a)	104,700	1,832,250
Red Rock Resorts, Inc.	326,400	16,728,000
Wynn Resorts Ltd.	29,000	2,751,520
		76,917,545
Hotels, Resorts & Cruise Lines - 35.3%
Airbnb, Inc. Class A (a)	209,600	30,377,328
Booking Holdings, Inc.	21,197	80,047,291
Carnival Corp. (a)	189,000	2,850,120
Expedia Group, Inc. (a)	6,000	677,160
Hilton Worldwide Holdings, Inc.	271,732	54,509,439
Marriott International, Inc. Class A	132,725	30,682,038
Misa Investments Ltd. (b)	7,200	226,152
Royal Caribbean Cruises Ltd. (a)	169,800	25,076,064
		224,445,592
Leisure Facilities - 1.6%
Cedar Fair LP (depositary unit)	72,900	3,166,047
Planet Fitness, Inc. (a)(b)	94,244	5,997,688
Vail Resorts, Inc. (b)	6,182	1,166,667
		10,330,402
Restaurants - 44.8%
Aramark (b)	346,600	11,143,190
Brinker International, Inc. (a)	126,200	8,913,506
Chipotle Mexican Grill, Inc. (a)	10,609	33,201,078
Darden Restaurants, Inc.	18,400	2,767,176
Domino's Pizza, Inc.	27,942	14,210,742
Doordash, Inc. (a)	46,100	5,076,071
Dutch Bros, Inc. (a)(b)	317,086	11,221,674
First Watch Restaurant Group, Inc. (a)(b)	163,100	3,209,808
McDonald's Corp.	370,510	95,921,335
Restaurant Brands International, Inc.	234,674	16,092,030
Starbucks Corp.	631,156	50,631,334
Wingstop, Inc.	6,900	2,543,685
Yum! Brands, Inc.	219,400	30,152,142
		285,083,771
TOTAL HOTELS, RESTAURANTS & LEISURE		596,777,310
Leisure Products - 1.0%
Leisure Products - 1.0%
BRP, Inc.	106,600	6,660,594
TOTAL COMMON STOCKS (Cost $388,828,276)		634,953,107

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,663,279	1,663,612
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	13,043,471	13,044,775
TOTAL MONEY MARKET FUNDS (Cost $14,708,387)		14,708,387

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $403,536,663)	649,661,494
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(13,627,239)
NET ASSETS - 100.0%	636,034,255

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,328,603	15,518,547	19,183,564	13,392	26	-	1,663,612	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,464,044	104,772,208	99,191,477	13,612	-	-	13,044,775	0.1%
Total	12,792,647	120,290,755	118,375,041	27,004	26	-	14,708,387

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.